UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3329

Variable Insurance Products Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

This report on Form N-Q relates solely to the Registrant’s VIP Equity-Income Portfolio series (a “Fund”).

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

March 31, 2016

VIPEI-QTLY-0516
1.799856.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 1.4%
Ford Motor Co.	1,780,900	$24,042,150
General Motors Co.	1,628,700	51,190,041
		75,232,191
Hotels, Restaurants & Leisure - 1.2%
Compass Group PLC	33,600	592,314
Dunkin' Brands Group, Inc.	606,600	28,613,322
McDonald's Corp. (a)	204,300	25,676,424
Whitbread PLC	129,464	7,363,330
		62,245,390
Household Durables - 0.7%
M.D.C. Holdings, Inc. (b)	626,500	15,700,090
Tupperware Brands Corp.	414,400	24,026,912
		39,727,002
Leisure Products - 1.3%
Mattel, Inc.	1,035,300	34,806,786
New Academy Holding Co. LLC unit (c)(d)(e)	127,200	20,177,736
Polaris Industries, Inc. (b)	122,200	12,034,256
		67,018,778
Media - 1.6%
Comcast Corp. Class A (a)	1,229,043	75,069,946
Time Warner, Inc.	151,600	10,998,580
		86,068,526
Multiline Retail - 2.0%
Kohl's Corp.	321,575	14,988,611
Macy's, Inc.	529,200	23,332,428
Target Corp.	835,160	68,716,965
		107,038,004
Specialty Retail - 0.6%
Foot Locker, Inc.	211,000	13,609,500
GNC Holdings, Inc.	442,456	14,047,978
Stage Stores, Inc. (b)	712,500	5,742,750
		33,400,228

TOTAL CONSUMER DISCRETIONARY		470,730,119

CONSUMER STAPLES - 9.8%
Beverages - 1.7%
Anheuser-Busch InBev SA NV ADR (a)	130,100	16,218,266
Molson Coors Brewing Co. Class B	169,300	16,283,274
The Coca-Cola Co. (a)	1,210,900	56,173,651
		88,675,191
Food & Staples Retailing - 3.1%
CVS Health Corp.	875,400	90,805,242
Wal-Mart Stores, Inc. (a)	654,378	44,818,349
Walgreens Boots Alliance, Inc.	271,307	22,854,902
Whole Foods Market, Inc.	266,900	8,303,259
		166,781,752
Food Products - 1.1%
B&G Foods, Inc. Class A	387,813	13,499,771
Flowers Foods, Inc.	88,600	1,635,556
Sanderson Farms, Inc. (b)	94,000	8,476,920
The Hain Celestial Group, Inc. (c)	83,100	3,399,621
The Hershey Co. (a)	348,100	32,056,529
		59,068,397
Household Products - 3.6%
Procter & Gamble Co. (a)	2,350,119	193,438,295
Personal Products - 0.3%
Avon Products, Inc.	2,832,500	13,624,325

TOTAL CONSUMER STAPLES		521,587,960

ENERGY - 9.2%
Energy Equipment & Services - 0.2%
Ensco PLC Class A	404,076	4,190,268
National Oilwell Varco, Inc.	95,206	2,960,907
Oceaneering International, Inc.	167,600	5,571,024
		12,722,199
Oil, Gas & Consumable Fuels - 9.0%
Anadarko Petroleum Corp.	327,686	15,260,337
Apache Corp.	681,468	33,262,453
Avance Gas Holding Ltd. (b)	493,636	3,439,172
BW LPG Ltd. (b)	877,356	5,333,246
Cameco Corp. (b)	318,700	4,090,648
Chevron Corp.	2,217,580	211,557,132
CONSOL Energy, Inc. (b)	910,035	10,274,295
Energy Transfer Equity LP	955,600	6,813,428
Foresight Energy LP (b)	458,764	513,816
Golar LNG Ltd.	174,600	3,137,562
Imperial Oil Ltd.	120,300	4,019,108
Kinder Morgan, Inc.	1,344,800	24,018,128
Legacy Reserves LP	1,295,801	1,269,885
MPLX LP	636,257	18,890,470
Noble Energy, Inc.	117,400	3,687,534
Suncor Energy, Inc.	1,851,500	51,564,008
The Williams Companies, Inc.	2,443,749	39,271,046
Williams Partners LP	2,149,256	43,952,285
		480,354,553

TOTAL ENERGY		493,076,752

FINANCIALS - 22.4%
Banks - 11.0%
Bank of America Corp.	5,161,600	69,784,832
Comerica, Inc.	688,748	26,082,887
First Niagara Financial Group, Inc.	1,910,414	18,492,808
FirstMerit Corp.	714,421	15,038,562
Huntington Bancshares, Inc.	240,100	2,290,554
JPMorgan Chase & Co.	2,830,264	167,608,234
KeyCorp	1,685,700	18,610,128
Lloyds Banking Group PLC	4,385,500	4,271,473
M&T Bank Corp.	647,891	71,915,901
Prosperity Bancshares, Inc.	74,300	3,446,777
Regions Financial Corp.	3,772,700	29,615,695
Standard Chartered PLC (United Kingdom)	941,426	6,389,458
SunTrust Banks, Inc.	1,013,700	36,574,296
U.S. Bancorp	1,205,438	48,928,728
Wells Fargo & Co.	1,470,286	71,103,031
		590,153,364
Capital Markets - 4.9%
Apollo Global Management LLC Class A	195,900	3,353,808
Apollo Investment Corp.	1,928,247	10,701,771
Ares Capital Corp.	736,095	10,923,650
Ares Management LP	275,503	4,242,746
KKR & Co. LP	4,721,121	69,353,267
Morgan Stanley	802,075	20,059,896
PJT Partners, Inc. (b)	63,715	1,532,346
State Street Corp.	941,302	55,084,993
The Blackstone Group LP	3,018,126	84,658,434
TPG Specialty Lending, Inc.	241,400	3,893,782
		263,804,693
Diversified Financial Services - 0.2%
McGraw Hill Financial, Inc.	86,800	8,591,464
Insurance - 3.9%
Chubb Ltd.	663,571	79,064,485
Marsh & McLennan Companies, Inc.	112,600	6,844,954
MetLife, Inc.	1,862,370	81,832,538
Pricoa Global Funding I	446,062	32,214,598
The Travelers Companies, Inc.	76,045	8,875,212
		208,831,787
Real Estate Investment Trusts - 2.3%
American Capital Agency Corp.	448,948	8,363,901
American Tower Corp.	66,600	6,817,842
Annaly Capital Management, Inc.	863,409	8,858,576
Cousins Properties, Inc.	917,700	9,525,726
Crown Castle International Corp.	207,800	17,974,700
Duke Realty LP	721,100	16,253,594
First Potomac Realty Trust	1,163,557	10,541,826
Piedmont Office Realty Trust, Inc. Class A	618,024	12,552,067
Public Storage	36,800	10,150,544
Sabra Health Care REIT, Inc.	180,800	3,632,272
Two Harbors Investment Corp.	746,134	5,924,304
Ventas, Inc.	150,990	9,506,330
		120,101,682
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	586,308	7,270,219

TOTAL FINANCIALS		1,198,753,209

HEALTH CARE - 10.6%
Biotechnology - 1.2%
AbbVie, Inc.	402,100	22,967,952
Amgen, Inc.	152,171	22,814,998
Gilead Sciences, Inc.	195,800	17,986,188
		63,769,138
Health Care Equipment & Supplies - 1.9%
Dentsply Sirona, Inc.	185,500	11,432,365
Medtronic PLC	1,011,552	75,866,400
St. Jude Medical, Inc.	194,846	10,716,530
		98,015,295
Health Care Providers & Services - 0.0%
HealthSouth Corp. warrants 1/17/17 (c)	191	392
Pharmaceuticals - 7.5%
Astellas Pharma, Inc.	184,300	2,449,257
GlaxoSmithKline PLC	2,400,000	48,583,826
Johnson & Johnson (a)	2,512,168	271,816,577
Merck & Co., Inc.	502,300	26,576,693
Pfizer, Inc.	616,912	18,285,272
Sanofi SA	189,976	15,273,276
Teva Pharmaceutical Industries Ltd. sponsored ADR	354,500	18,969,295
		401,954,196

TOTAL HEALTH CARE		563,739,021

INDUSTRIALS - 12.6%
Aerospace & Defense - 2.9%
General Dynamics Corp.	165,400	21,728,598
Raytheon Co. (a)	206,800	25,359,884
The Boeing Co.	305,100	38,729,394
United Technologies Corp.	686,771	68,745,777
		154,563,653
Air Freight & Logistics - 3.3%
C.H. Robinson Worldwide, Inc.	208,328	15,464,187
PostNL NV (c)	4,812,100	19,602,965
United Parcel Service, Inc. Class B	1,344,137	141,766,129
		176,833,281
Airlines - 0.3%
Copa Holdings SA Class A	189,000	12,804,750
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	563,900	21,507,146
Progressive Waste Solution Ltd. (Canada)	185,500	5,767,461
Republic Services, Inc.	126,626	6,033,729
		33,308,336
Construction & Engineering - 0.0%
Koninklijke Boskalis Westminster NV	12,900	507,083
Electrical Equipment - 1.4%
Eaton Corp. PLC	537,100	33,600,976
Emerson Electric Co.	775,303	42,160,977
		75,761,953
Industrial Conglomerates - 3.9%
General Electric Co. (a)	6,580,847	209,205,126
Machinery - 0.1%
Cummins, Inc.	67,700	7,442,938
Road & Rail - 0.1%
Norfolk Southern Corp.	63,800	5,311,350

TOTAL INDUSTRIALS		675,738,470

INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 2.4%
Cisco Systems, Inc.	4,577,131	130,310,920
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	246,461	15,260,865
Internet Software & Services - 0.5%
Yahoo!, Inc. (c)	718,900	26,462,709
IT Services - 2.6%
First Data Corp.	2,006,096	24,660,938
IBM Corp.	554,123	83,921,928
Paychex, Inc.	506,069	27,332,787
		135,915,653
Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc.	1,904,000	40,326,720
Maxim Integrated Products, Inc.	639,100	23,506,098
Qualcomm, Inc.	1,277,239	65,318,002
		129,150,820
Software - 0.8%
Microsoft Corp.	788,124	43,528,089
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	391,500	42,669,585
EMC Corp.	2,549,800	67,952,170
Seagate Technology LLC	255,700	8,808,865
		119,430,620

TOTAL INFORMATION TECHNOLOGY		600,059,676

MATERIALS - 1.8%
Chemicals - 1.3%
LyondellBasell Industries NV Class A	226,600	19,392,428
Potash Corp. of Saskatchewan, Inc.	847,100	14,421,083
Syngenta AG sponsored ADR	11,300	935,866
The Dow Chemical Co.	599,200	30,475,312
Tronox Ltd. Class A	451,800	2,887,002
		68,111,691
Containers & Packaging - 0.5%
Packaging Corp. of America	221,200	13,360,480
WestRock Co.	360,900	14,085,927
		27,446,407

TOTAL MATERIALS		95,558,098

TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 4.6%
AT&T, Inc.	3,325,493	130,259,561
Verizon Communications, Inc.	2,133,659	115,388,279
		245,647,840
Wireless Telecommunication Services - 0.1%
KDDI Corp.	238,000	6,350,026

TOTAL TELECOMMUNICATION SERVICES		251,997,866

UTILITIES - 6.1%
Electric Utilities - 5.7%
American Electric Power Co., Inc.	273,171	18,138,554
Entergy Corp.	326,000	25,845,280
Exelon Corp.	2,917,000	104,603,620
FirstEnergy Corp.	146,000	5,251,620
NextEra Energy, Inc.	49,983	5,914,988
PPL Corp.	1,718,400	65,419,488
Southern Co.	1,354,577	70,072,268
Xcel Energy, Inc.	259,700	10,860,654
		306,106,472
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	965,000	20,187,800

TOTAL UTILITIES		326,294,272

TOTAL COMMON STOCKS
(Cost $4,577,844,242)		5,197,535,443

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
AmSurg Corp. Series A-1, 5.25% (c)	20,050	2,816,424
Pharmaceuticals - 0.0%
Allergan PLC 5.50%	1,015	932,927
Teva Pharmaceutical Industries Ltd. 7%	1,200	1,060,728
		1,993,655

TOTAL HEALTH CARE		4,810,079

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. Series A 5.50%	42,185	2,792,647
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 5.375%	38,500	2,059,750
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. 2.00% ZENS (c)	46,500	2,935,313

TOTAL UTILITIES		4,995,063

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $13,024,115)		12,597,789
	Principal Amount	Value

Corporate Bonds - 0.5%
Convertible Bonds - 0.4%
ENERGY - 0.2%
Oil, Gas& Consumable Fuels - 0.2%
Amyris, Inc. 3% 2/27/17	1,383,000	1,290,546
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)	8,105,000	6,681,559
		7,972,105
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
InterDigital, Inc. 1.5% 3/1/20	4,600,000	4,723,625
Internet Software & Services - 0.0%
Twitter, Inc. 1% 9/15/21	2,890,000	2,420,375
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV 1% 12/1/19	2,440,000	2,699,250
TOTAL INFORMATION TECHNOLOGY		9,843,250

TOTAL CONVERTIBLE BONDS		17,815,355

Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Altice SA 7.625% 2/15/25 (f)	3,220,000	3,083,150
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Sabine Pass Liquefaction LLC 5.625% 3/1/25	1,720,000	1,640,450
MATERIALS - 0.0%
Metals & Mining - 0.0%
Walter Energy, Inc. 8.5% 4/15/21 (g)	5,250,000	525
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.375% 11/1/22	1,810,000	1,674,250

TOTAL NONCONVERTIBLE BONDS		6,398,375

TOTAL CORPORATE BONDS
(Cost $30,234,898)		24,213,730
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.39% (h)	127,659,195	127,659,195
Fidelity Securities Lending Cash Central Fund, 0.42% (h)(i)	33,763,304	33,763,304
TOTAL MONEY MARKET FUNDS
(Cost $161,422,499)		161,422,499
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $4,782,525,754)		5,395,769,461
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(45,893,175)
NET ASSETS - 100%		$5,349,876,286

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Anheuser-Busch InBev SA NV	6/17/16 - $125.00	658	$215,162	$(282,940)
Comcast Corp. Class A	4/15/16 - $60.00	4,183	297,531	(575,163)
General Electric Co.	4/15/16 - $30.00	15,170	671,106	(2,814,035)
Johnson & Johnson	4/15/16 - $105.00	7,000	891,475	(2,415,000)
McDonald's Corp.	4/15/16 - $120.00	1,098	284,377	(667,035)
Procter & Gamble Co.	4/15/16 - $82.50	5,865	886,207	(392,955)
Raytheon Co.	5/20/16 - $130.00	1,027	323,582	(61,107)
The Coca-Cola Co.	4/15/16 - $44.00	6,042	290,433	(1,465,185)
The Hershey Co.	5/20/16 - $95.00	671	126,817	(108,366)
Wal-Mart Stores, Inc.	5/20/16 - $67.50	1,617	236,044	(353,314)
TOTAL WRITTEN OPTIONS			$4,222,734	$(9,135,100)

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $277,669,312.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,177,736 or 0.4% of net assets.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,764,709 or 0.2% of net assets.

 (g) Non-income producing - Security is in default.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$113,595
Fidelity Securities Lending Cash Central Fund	375,625
Total	$489,220

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$470,730,119	$449,960,069	$592,314	$20,177,736
Consumer Staples	521,587,960	521,587,960	--	--
Energy	493,076,752	493,076,752	--	--
Financials	1,198,753,209	1,194,481,736	4,271,473	--
Health Care	568,549,100	502,242,741	66,306,359	--
Industrials	675,738,470	675,738,470	--	--
Information Technology	600,059,676	575,398,738	24,660,938	--
Materials	95,558,098	95,558,098	--	--
Telecommunication Services	254,790,513	248,440,487	6,350,026	--
Utilities	331,289,335	328,354,022	2,935,313	--
Corporate Bonds	24,213,730	--	24,213,730	--
Money Market Funds	161,422,499	161,422,499	--	--
Total Investments in Securities:	$5,395,769,461	$5,246,261,572	$129,330,153	$20,177,736
Derivative Instruments:
Liabilities
Written Options	$(9,135,100)	$(9,135,100)	$--	$--
Total Liabilities	$(9,135,100)	$(9,135,100)	$--	$--
Total Derivative Instruments:	$(9,135,100)	$(9,135,100)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $4,798,763,102. Net unrealized appreciation aggregated $597,006,359, of which $1,064,111,141 related to appreciated investment securities and $467,104,782 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2016